Other Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2016
Other Balance Sheet Components
Schedule of other balance sheet components

	As of December 31,
	2014	2015	2016
	(In thousands)
Accounts receivable, net:
Accounts receivable		$243,712	$224,396
Allowance for doubtful accounts:
Balance at the beginning of year	$(16,307)	(22,761)	(14,980)
Additional provision charged to expenses	(21,574)	(14,933)	(14,621)
Write-off	15,120	22,714	15,533

Balance at the end of year	$(22,761)	$(14,980)	$(14,068)

		$228,732	$210,328

Prepaid expenses and other current assets:
Prepayments and loan to investees1		$91,940	$115,860
Secured loan to a founder of a related party2		—	100,000
Consideration receivables from disposing of the investment in E-House (Note 4)		—	127,600
Rental and other operation deposits		10,369	18,975
Amount deposited by Weibo users3		—	21,203
Content fees and revenue share		7,125	7,124
Advertising and marketing fees		2,387	3,802
Dividend receivable		7,783	—
Others		15,812	12,809

		$135,416	$407,373

Property and equipment, net:
Office building		$—	$195,053
Office building related facilities		—	3,276
Computers and equipment		204,949	185,816
Leasehold improvements		14,258	10,602
Furniture and fixtures		11,110	9,982
Other		4,927	2,292

		235,244	407,021
Less: Accumulated depreciation		(187,749)	(165,341)

		$47,495	$241,680

Other assets:
Prepayment for office building4		$178,294	$—
Loan to investees5		97,930	4,320
Loan to a third party6		21,000	—
Investment related deposits		14,948	38,855
Deferred tax assets		7,769	12,587
Others		264	1,045

		$320,205	$56,807

Accrued expenses and other current liabilities:

RMB deposit received from E-House (Note 4)		$—	$128,153
Accrued sales rebates		61,163	72,941
Accrued payroll related expenses (including sales commission)		74,754	86,667
Advertising and marketing expenses		43,447	49,908
Deposit from an investee		19,608	19,608
Loan from a third party6		—	19,896
Turnover tax		18,534	20,013
Amount due to Weibo users 3		—	21,203
Employee reimbursement		5,019	7,459
Professional fee		4,684	5,731
Content fees		1,152	143
Others		37,129	21,029

		$265,490	$452,751

1	Prepayment and loan balance to investees as of December 31, 2015 and 2016 were individually immaterial.

2	The Company issued a one-year loan of $100 million to a founder of a related party in August 2016 with an annual interest rate of 5%.

3

Weibo wallet enables Weibo users to conduct interest-generation activities on Weibo, such as handing out “red envelops” and coupons to users. Weibo wallet also enables users to purchase different types of products and services on Weibo, including those offered by us, such as marketing services and VIP membership, and those offered by our platform partners, such as e-commerce merchandises, financial products and virtual gifts. The amounts deposited by users primarily represent the receivables temporarily held on account for Weibo wallet users through a third party online payment platform.  Amounts due to users represent the balances that are payable on demand to Weibo wallet users and therefore are reflected as current liability on the consolidated balance sheets.

4

Prepayment for office building included the capitalized costs related to the construction of the new office building was transferred to property and equipment upon substantial completion of the construction of building in July 2016.

5

In 2015, the Company entered into a loan agreement with an investee. The loan principal amounted to $ 98 million (RMB 620 million) with an annual interest rate of 8% in support of the investee’s business development and expansion for three years, which will be matured in August 2018. Bundled with the loan agreement, the Company acquired a contingent conversion right for converting the loan into the equity investment with a favorite conversion price when certain conditions are met. Considering such arrangement did not satisfy the net settlement requirement, the Company did not deem the conversion right as an embedded derivative and did not bifurcate it.  The principle and interest of the loan were early repaid by the investee in 2016.

6

In 2015, the Company issued a $21 million two-year’s loan dominated in US$ with 3% annual interest rate to Company A, which was secured by a loan from a related party of Company A with the similar terms and equivalent RMB amount. As of December 31, 2016, the loan to a third party was reclassified to current assets, with a maturity date of October 2017. The equivalent RMB liability was reclassified to current liability as of December 31, 2016.